SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
SEGMENT REPORTING
Schedule of respective information by segment

For the six months ended June 30, 2026

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$1,386,608	$—	$—	$—	$1,386,608
Cost of revenue	(829,124)	—	—	—	(829,124)
Gross profit	557,484	—	—	—	557,484
Operating expenses	367,989	128,536	1,251,462	971,674	2,719,661
Operating profit (loss)	189,495	(128,536)	(1,251,462)	(971,674)	(2,162,177)
Other income (expenses), net	(28)	—	—	—	(28)
Profit (loss) before income tax	189,467	(128,536)	(1,251,462)	(971,674)	(2,162,205)

As of June 30, 2026
Identifiable long-lived assets	10,746	—	—	149,180	159,926
Total assets	695,816	—	—	8,215,322	8,911,138

For the six months ended June 30, 2025:

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$1,129,238	$—	$—	$—	$1,129,238
Cost of revenue	(740,172)	—	—	—	(740,172)
Gross profit	389,066	—	—	—	389,066
Operating expenses	345,929	357,468	509,554	785,857	1,998,808
Operating income (loss)	43,137	(357,468)	(509,554)	(785,857)	(1,609,742)
Other income (expenses), net	(10,186)	—	—	17,835	7,649
Profit (loss) before income tax	32,951	(357,468)	(509,554)	(768,022)	(1,602,093)

As of June 30, 2025
Identifiable long-lived assets	18,194	—	—	648,831	667,025
Total assets	4,202,757	—	—	1,588,821	5,791,578